Business Combination (Purchase Price Allocation Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Current [Member]
Cash	$ 116.4
Accounts receivable	277.6
Inventory	123.7
Other current assets	41.0
Property, plant and equipment	2,477.8
Intangible assets subject to amortization	147.2
Intangible assets - indefinite-lived	5.0
Regulatory assets	201.7
Other non-current assets	58.3
Current liabilities	(405.1)
Debt	(1,255.1)
Deferred taxes	(514.5)
Regulatory liabilities	(117.0)
Other non-current liabilities	(223.1)
Redeemable preferred stock	(18.4)
Net Identifiable Assets Acquired, Total	915.5
Goodwill	2,568.1
Net assets acquired	3,483.6
Preliminary [Member]
Cash	116.4
Accounts receivable	277.6
Inventory	123.7
Other current assets	41.0
Property, plant and equipment	2,548.5
Intangible assets subject to amortization	166.3
Intangible assets - indefinite-lived	5.0
Regulatory assets	201.1
Other non-current assets	58.3
Current liabilities	(400.2)
Debt	(1,255.1)
Deferred taxes	(558.2)
Regulatory liabilities	(117.0)
Other non-current liabilities	(194.7)
Redeemable preferred stock	(18.4)
Net Identifiable Assets Acquired, Total	994.3
Goodwill	2,489.3
Net assets acquired	$ 3,483.6